Transactions with Directors and Other Key Management Personnel - Summary of Transactions with Directors, Other Key Management Personnel (Details) - Key Management Personnel £ in Thousands	12 Months Ended
	Dec. 31, 2023 GBP (£) deposits loans	Dec. 31, 2022 GBP (£) deposits loans
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | loans	6	4
Number of secured loans, unsecured loans and overdrafts, net movements | loans	0	2
Number of secured loans, unsecured loans and overdrafts, ending balance | loans	6	6
Beginning balance	£ 647	£ 27
Net movements	244	620
Ending balance	£ 891	£ 647
Number of deposit, bank and instant access accounts and investments, beginning balance | deposits	16	16
Number of deposit, bank and instant access accounts and investments, net movements | deposits	(3)	0
Number of deposit, bank and instant access accounts and investments, ending balance | deposits	13	16
Beginning balance	£ 2,995	£ 6,427
Net movements	(1,819)	(3,432)
Ending balance	£ 1,176	£ 2,995